Income Taxes (Captions of Net Deferred Tax Assets and Liabilities Reflected in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Other assets	¥ 63,337	¥ 66,519
Income taxes: Deferred	525,632	505,190
Net deferred tax liability	¥ 462,295	¥ 438,671